Schedule of Investments (unaudited)	iShares® MSCI Brazil ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 4.3%
Banco Bradesco SA	18,403,075	$53,391,557
Banco do Brasil SA	13,184,595	145,371,943
Banco Santander Brasil SA	6,726,177	42,362,732
		241,126,232
Beverages — 3.2%
Ambev SA	64,167,482	178,472,959

Broadline Retail — 0.3%
Magazine Luiza SA(a)	43,696,611	17,933,006

Capital Markets — 5.8%
B3 SA - Brasil, Bolsa, Balcao	80,337,372	217,081,714
Banco BTG Pactual SA	15,521,449	112,073,688
		329,155,402
Consumer Staples Distribution & Retail — 2.9%
Atacadao SA	9,075,092	20,908,269
Raia Drogasil SA	17,718,775	101,084,548
Sendas Distribuidora SA	15,914,976	41,807,913
		163,800,730
Containers & Packaging — 1.0%
Klabin SA	11,890,763	54,524,948

Diversified Telecommunication Services — 1.4%
Telefonica Brasil SA	7,488,540	80,270,491

Electric Utilities — 5.3%
Centrais Eletricas Brasileiras SA	16,239,108	134,807,642
CPFL Energia SA	3,238,539	24,377,621
Energisa SA	2,514,269	26,960,945
Equatorial Energia SA	16,289,196	112,719,297
		298,865,505
Electrical Equipment — 3.1%
WEG SA	24,868,719	172,745,401

Food Products — 1.0%
JBS SA	12,279,328	57,903,354

Ground Transportation — 4.7%
Localiza Rent a Car SA	13,631,594	166,280,494
Localiza Rent a Car SA, NVS(a)	100,005	1,147,953
Rumo SA	20,544,570	95,584,290
		263,012,737
Health Care Providers & Services — 1.7%
Hapvida Participacoes e Investimentos SA(a)(b)	68,197,342	60,548,427
Rede D’Or Sao Luiz SA(b)	6,915,467	37,372,928
		97,921,355
Independent Power and Renewable Electricity Producers — 1.0%
Eneva SA(a)	9,058,602	23,354,834
Engie Brasil Energia SA	3,906,811	34,527,540
		57,882,374
Insurance — 1.3%
BB Seguridade Participacoes SA	11,201,848	71,234,108

Metals & Mining — 13.4%
Cia. Siderurgica Nacional SA	11,104,809	37,045,736
Vale SA	47,779,407	716,877,969
		753,923,705
Oil, Gas & Consumable Fuels — 11.0%
Cosan SA	16,771,922	60,483,257
Petroleo Brasileiro SA	51,516,870	394,588,840
PRIO SA(a)	10,480,336	97,797,022
Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Ultrapar Participacoes SA	12,894,045	$66,146,146
		619,015,265
Paper & Forest Products — 2.2%
Suzano SA	11,430,786	124,896,673

Personal Care Products — 0.8%
Natura & Co. Holding SA(a)	13,543,194	45,372,816

Pharmaceuticals — 0.8%
Hypera SA	6,605,544	45,333,809

Software — 0.7%
TOTVS SA	6,170,820	41,761,058

Specialty Retail — 2.1%
Lojas Renner SA	15,302,928	50,895,243
Vibra Energia SA	14,637,929	69,441,725
		120,336,968
Transportation Infrastructure — 1.0%
CCR SA	20,187,159	55,532,580

Water Utilities — 1.4%
Cia. de Saneamento Basico do Estado de Sao Paulo	5,677,843	77,934,006

Wireless Telecommunication Services — 1.0%
Tim SA	15,455,948	54,136,090

Total Common Stocks — 71.4%
(Cost: $2,494,335,021)		4,023,091,572

Preferred Stocks

Banks — 14.4%
Banco Bradesco SA, Preference Shares, NVS	71,878,332	237,596,217
Itau Unibanco Holding SA, Preference Shares, NVS	67,175,576	431,136,711
Itausa SA, Preference Shares, NVS	70,980,452	140,603,896
		809,336,824
Electric Utilities — 2.0%
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	4,417,114	40,266,942
Cia. Energetica de Minas Gerais, Preference Shares, NVS	22,977,814	51,678,549
Cia. Paranaense de Energia, Preference Shares, NVS	10,309,201	19,813,907
		111,759,398
Metals & Mining — 1.4%
Gerdau SA, Preference Shares, NVS	18,017,802	79,984,757

Oil, Gas & Consumable Fuels — 8.5%
Petroleo Brasileiro SA, Preference Shares, NVS	66,110,537	482,325,329

Total Preferred Stocks — 26.3%
(Cost: $901,350,667)		1,483,406,308

Total Long-Term Investments — 97.7%
(Cost: $3,395,685,688)		5,506,497,880

Schedule of Investments (unaudited) (continued)	iShares® MSCI Brazil ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.34%(c)(d)	11,640,000	$11,640,000

Total Short-Term Securities — 0.2%
(Cost: $11,640,000)		11,640,000

Total Investments — 97.9%
(Cost: $3,407,325,688)		5,518,137,880

Other Assets Less Liabilities — 2.1%		119,173,509

Net Assets — 100.0%		$5,637,311,389

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$12,030,000	$—	$(390,000	)(a)	$—	$—	$11,640,000	11,640,000	$193,686	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Bclear MSCI Brazil Index	2,106	12/15/23	$123,920	$4,246,742

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about

Schedule of Investments (unaudited) (continued)	iShares® MSCI Brazil ETF
November 30, 2023

Fair Value Hierarchy as of Period End (continued)

the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$4,023,091,572	$—	$—	$4,023,091,572
Preferred Stocks	1,483,406,308	—	—	1,483,406,308
Short-Term Securities
Money Market Funds	11,640,000	—	—	11,640,000
	$5,518,137,880	$—	$—	$5,518,137,880
Derivative Financial Instruments(a)
Assets
Equity Contracts	$4,246,742	$—	$—	$4,246,742

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

3